ACCRUED REVENUES (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of accrued revenues
	2026-06-30	2025-12-31
	$	$
Opening balance	2,724,647	4,242,683
Addition	1,510,567	1,405,962
Recognized	(1,508,231)	(2,923,998)
Closing balance	2,726,983	2,724,647